Evercore Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Broadline Retail - 1.2%
MercadoLibre, Inc. (a)	2,580	$6,029,305

Building Materials - 2.2%
Builders FirstSource, Inc. (a)	93,080	11,285,950

Electrical Equipment - 3.8%
CDW Corp.	63,855	10,170,824
Generac Holdings, Inc. (a)	56,000	9,374,400
		19,545,224

Energy - 2.1%
EOG Resources, Inc.	97,620	10,945,154

Engineering & Construction - 3.7%
Comfort Systems USA, Inc.	22,890	18,888,370

Financial Services - 18.2%
Blackrock, Inc.	11,890	13,862,194
JPMorgan Chase & Co.	66,440	20,957,169
Mastercard, Inc. - Class A	36,280	20,636,427
Morgan Stanley	140,195	22,285,397
The Blackstone Group Inc. - Class A	96,120	16,422,102
		94,163,289

Health Care Services - 4.1%
Novo Nordisk AS - ADR	140,905	7,818,819
Thermo Fisher Scientific, Inc.	27,220	13,202,244
		21,021,063

Insurance - 4.9%
Chubb Ltd.	46,965	13,255,871
Progressive Corp.	49,865	12,314,162
		25,570,033

Management of Companies and Enterprises - 3.3%
Viking Holdings Ltd. (a)	274,375	17,055,150

Office Equipment - 5.2%
Apple, Inc.	106,460	27,107,910

Pipelines - 3.4%
Williams Cos., Inc.	279,230	17,689,221

Property Management - 3.0%
CBRE Group, Inc. - Class A (a)	99,125	15,618,135

Semiconductors - 8.8%
NVIDIA Corp.	243,515	45,435,029

Services - 11.3%
Alphabet, Inc. - Class A	45,805	11,135,196
Alphabet, Inc. - Class C	104,765	25,515,516
Amazon.com, Inc. (a)	99,420	21,829,649
		58,480,361

Software - 9.0%
Adobe, Inc. (a)	23,770	8,384,867
Fiserv, Inc. (a)	51,605	6,653,433
Microsoft Corp.	60,340	31,253,103
		46,291,403

Specialty Retail - 8.6%
AutoZone, Inc. (a)	4,155	17,825,947
Crocs, Inc. (a)	115,390	9,640,834
Home Depot, Inc.	41,530	16,827,541
		44,294,322

Telecommunications - 1.6%
American Tower Corp. - REIT	42,915	8,253,413

Transportation - 2.5%
Uber Technologies, Inc. (a)	132,845	13,014,825
TOTAL COMMON STOCKS (Cost $212,674,510)		500,688,157

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(b)	16,270,454	16,270,454
TOTAL MONEY MARKET FUNDS (Cost $16,270,454)		16,270,454

TOTAL INVESTMENTS - 100.1% (Cost $228,944,964)		516,958,611
Liabilities in Excess of Other Assets - (0.1)%		(744,413)
TOTAL NET ASSETS - 100.0%		$516,214,198
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Evercore Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$500,688,157	$–	$–	$500,688,157
Money Market Funds	16,270,454	–	–	16,270,454
Total Investments	$516,958,611	$–	$–	$516,958,611

Refer to the Schedule of Investments for further disaggregation of investment categories.